Schedule of Investments (unaudited)
July 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 105.3%
Communication Services — 20.3%
Diversified Telecommunication Services — 5.4%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	6,740,000	$5,168,913 (a)(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,830,000	1,039,148 *(a)(c)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	1,840,000	677,884 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	2,500,000	2,171,075 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	520,000	451,322 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	2,485,000	2,359,626 (a)(b)
Fibercop SpA, Senior Secured Notes	7.200%	7/18/36	1,176,000	1,170,355 (a)(b)
Fibercop SpA, Senior Secured Notes	7.721%	6/4/38	202,000	201,468 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	1,985,223	2,253,278 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	650,000	659,158 (a)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	920,000	978,052 (a)
Telecom Argentina SA, Senior Notes	9.250%	5/28/33	1,500,000	1,552,128 (a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	161,000	159,965
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	394,000	413,855
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	98,000	105,789
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,670,000	1,721,818 (a)
Total Diversified Telecommunication Services				21,083,834
Entertainment — 1.4%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	1,360,000	1,414,506 (a)(b)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	976,000	820,196
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	4,580,000	3,065,417 (b)
Total Entertainment				5,300,119
Media — 8.9%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	1,060,000	1,088,880 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,850,000	1,679,993 (b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	1,500,000	1,333,360 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,430,000	2,095,929 (a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	1,080,000	664,777 (b)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	1,260,000	1,259,048 (a)(d)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	1,790,000	1,727,620 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,520,000	1,130,032
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,990,000	2,074,219 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	5,051,707	5,327,303 (b)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	2,926,369	2,775,807 (e)
EW Scripps Co., Secured Notes	9.875%	8/15/30	1,330,000	1,323,012 (a)(d)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	160,000	153,350 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	980,000	989,302 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	845,500	708,431 (a)(b)
Sunrise HoldCo IV BV, Senior Secured Notes	5.500%	1/15/28	2,500,000	2,486,747 (a)(b)
United Group BV, Senior Secured Notes	5.250%	2/1/30	1,030,000 EUR	1,175,170 (b)(f)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	990,000	1,027,883 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	1,240,000	1,119,042 (a)(b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,500,000 GBP	$3,198,862 (a)(b)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,820,000	1,602,452 (a)(b)
Total Media				34,941,219
Wireless Telecommunication Services — 4.6%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	360,000	362,232 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,150,000	1,076,416 (a)(b)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,220,000	1,494,717 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	2,330,000	1,092,134 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	800,000	524,119 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	4,630,000	3,089,228 (a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,352,640 (b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	6,247,473 (g)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	2,060,000	1,908,034 (a)(b)
Total Wireless Telecommunication Services				18,146,993

Total Communication Services				79,472,165
Consumer Discretionary — 19.7%
Automobile Components — 2.9%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	740,000	755,112 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	2,611,000	2,615,337
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	1,450,000	1,495,900 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	840,000	872,399 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,640,000	2,703,327 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	840,000	799,943 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	2,210,000	2,064,103 (a)(b)
Total Automobile Components				11,306,121
Automobiles — 2.2%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.375%	3/31/29	1,300,000 GBP	1,615,122 (a)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	950,000	1,004,071 (b)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,110,000	986,719 (b)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	2,320,000	2,134,079 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	3,590,000	2,809,175 (a)(b)
Total Automobiles				8,549,166
Broadline Retail — 0.8%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	2,240,000	2,436,544 (a)(b)
Prosus NV, Senior Notes	4.193%	1/19/32	600,000	564,939 (f)
Total Broadline Retail				3,001,483
Diversified Consumer Services — 0.5%
IPD 3 BV, Senior Secured Notes	5.500%	6/15/31	320,000 EUR	372,536 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	5.350%	6/15/31	230,000 EUR	263,316 (a)(h)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,423,375
Total Diversified Consumer Services				2,059,227
Hotels, Restaurants & Leisure — 10.2%
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	1,000,000	1,032,157 (a)(b)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	460,000	469,403 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	1,440,000	1,466,447 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	6,990,000 EUR	7,303,238 (b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,770,000	$3,652,469 (a)(b)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,240,000	1,188,008 (a)(b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	760,000	798,935 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	3,000,000	3,038,097 (a)(b)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	1,900,000 GBP	2,654,600 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	4,720,000	4,745,332 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	2,910,000	2,944,521 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	2,620,000	2,431,032 (b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,000,000	1,000,015 (a)(b)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	1,500,000	1,491,148 (a)(b)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,250,000	2,226,857 (a)(b)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	800,000	770,320 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,170,000	2,154,625 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	750,000	798,175 (a)
Total Hotels, Restaurants & Leisure				40,165,379
Household Durables — 0.2%
Newell Brands Inc., Senior Notes	8.500%	6/1/28	820,000	861,306 (a)
Specialty Retail — 2.8%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,500,000	1,490,261 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	2,480,000	2,198,210 (a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,860,000	1,484,230 (a)(b)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	1,510,000	1,479,630 (a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	2,110,000	2,168,179 (b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,098,000	2,048,420 (a)(b)
Total Specialty Retail				10,868,930
Textiles, Apparel & Luxury Goods — 0.1%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	2,630,000	604,900 (a)

Total Consumer Discretionary				77,416,512
Consumer Staples — 0.5%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	2,150,000	2,091,418 (a)

Energy — 16.0%
Energy Equipment & Services — 0.7%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	910,000	928,966 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	2,040,000	1,748,695 (a)
Total Energy Equipment & Services				2,677,661
Oil, Gas & Consumable Fuels — 15.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	500,000	527,603 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	2,350,000	2,399,039 (a)(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000	236,402 (b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	742,000	771,121 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	740,000	708,590 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	2,590,000	2,565,511 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,350,000	1,667,823 (b)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	4,110,000	2,808,945 (b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	950,000	$954,188 (b)(h)(i)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	751,000	749,910 (h)(i)
Expand Energy Corp., Senior Notes	4.750%	2/1/32	1,000,000	972,013 (b)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	620,000	647,573 (a)(b)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	1,360,000	1,407,357 (a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,239,723 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.051%	9/30/29	847,568	834,854 (a)(h)(j)(k)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,151,403 (a)(b)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,303,429 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	970,000	976,662 (a)(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,620,000	5,529,973 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,399,956 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,000,000	674,979 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	792,745
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	5,220,000	3,945,071 (b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	710,000	728,535 (b)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	470,000	488,824 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	620,000	632,078 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	3,820,000	3,824,412 (a)(b)(h)(i)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	2,290,000	2,472,213 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	960,000	1,053,208 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	620,000	638,185 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	1,110,000	1,077,870 (a)(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,295,569 (b)
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	7,627,000	6,407,285 (g)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	874,836 (b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	3,833,939 (g)
YPF SA, Senior Notes	6.950%	7/21/27	670,000	670,427 (a)
Total Oil, Gas & Consumable Fuels				60,262,251

Total Energy				62,939,912
Financials — 12.1%
Banks — 4.7%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,000,000	1,183,572 (h)(i)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	4,320,000	4,579,969 (a)(g)(h)(i)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	530,000	535,830 (h)(i)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000	2,539,706 (a)(b)(h)(i)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,730,000	2,001,863 (b)(h)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,050,000	3,057,047 (a)(b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	4,320,000	$4,624,673 (g)(h)(i)
Total Banks				18,522,660
Capital Markets — 1.7%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,500,000	1,367,596 (a)(b)
Credit Suisse AG AT1 Claim	—	—	14,780,000	0 *(j)(k)(l)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	1,000,000	1,018,687 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	1,540,000	1,619,311 (a)(b)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,000,000	1,000,358 (f)(h)(i)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,440,000	1,584,045 (a)(b)(h)(i)
Total Capital Markets				6,589,997
Consumer Finance — 1.0%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	489,280 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	1,000,000	1,026,355 (a)(b)
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000	2,011,311 (b)
OneMain Finance Corp., Senior Notes	7.125%	3/15/26	436,000	441,696
Total Consumer Finance				3,968,642
Financial Services — 2.8%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	360,000	380,859 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	190,000 GBP	271,373 (a)
Burford Capital Global Finance LLC, Senior Notes	7.500%	7/15/33	2,250,000	2,267,437 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	610,000	634,632 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,330,000	2,408,475 (a)(b)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	1,520,000	1,542,158 (a)(b)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	717,273	682,306 (a)(d)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	1,190,000	1,239,211 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	600,000	602,632 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	970,000	917,226 (a)(b)
Total Financial Services				10,946,309
Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	540,000	547,090 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	1,410,000	1,454,034 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	1,202,888 (a)(b)
Total Insurance				3,204,012
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	1,000,000	950,727 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	1,390,000	1,420,073 (a)(b)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	1,820,000	1,905,703 (a)(b)
Total Mortgage Real Estate Investment Trusts (REITs)				4,276,503

Total Financials				47,508,123
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 9.2%
Health Care Providers & Services — 5.1%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	2,570,000	$2,000,437 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,190,000	996,807 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	5,760,000	6,045,880 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	2,180,000	2,196,652 (a)(d)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000	2,353,602 (b)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	1,000,000	1,100,345 (a)(b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,500,000	1,553,583 (a)(b)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	890,000	890,610 (b)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	2,500,000	2,665,675 (b)
Total Health Care Providers & Services				19,803,591
Pharmaceuticals — 4.1%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	3,030,000	3,086,703 (a)
Amneal Pharmaceuticals LLC, Senior Secured Notes	6.875%	8/1/32	1,140,000	1,158,503 (a)(d)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	650,000	644,911 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	310,000	225,138 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	3,580,000	3,171,987 (a)(b)
Par Pharmaceutical Inc., Escrow	—	—	1,050,000	0 *(a)(j)(k)(l)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,446,869 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	2,700,000	2,701,154 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	2,380,000	2,426,420
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	480,000	342,236
Total Pharmaceuticals				16,203,921

Total Health Care				36,007,512
Industrials — 13.2%
Aerospace & Defense — 1.9%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	580,000	593,805 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	1,910,000	1,985,277 (a)(b)
Bombardier Inc., Senior Notes	8.750%	11/15/30	1,200,000	1,292,849 (a)(b)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,450,000	1,515,911 (a)(b)
Bombardier Inc., Senior Notes	7.000%	6/1/32	130,000	134,646 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	780,000	802,675 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,000,000	1,021,612 (a)(b)
Total Aerospace & Defense				7,346,775
Building Products — 0.6%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	520,000	529,128 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,960,000	2,011,450 (a)
Total Building Products				2,540,578
Commercial Services & Supplies — 3.5%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	220,000	215,312
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,930,000	4,158,703 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	2,080,000	2,288,347
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	990,000	1,051,840
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,620,000	1,680,892 (a)(b)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	1,390,000	1,458,446 (a)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,780,000	$2,843,189 (a)
Total Commercial Services & Supplies				13,696,729
Construction & Engineering — 1.6%
Arcosa Inc., Senior Notes	6.875%	8/15/32	640,000	661,741 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	1,700,000	1,728,689 (a)
JH North America Holdings Inc., Senior Secured Notes	5.875%	1/31/31	540,000	542,187 (a)
JH North America Holdings Inc., Senior Secured Notes	6.125%	7/31/32	890,000	899,901 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,070,000	2,329,415 (a)
Total Construction & Engineering				6,161,933
Ground Transportation — 0.7%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,950,000	1,810,010 (a)
XPO Inc., Senior Notes	7.125%	2/1/32	1,000,000	1,040,368 (a)
Total Ground Transportation				2,850,378
Machinery — 1.0%
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	1,840,000	1,768,213 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	2,261,000	2,261,520 (b)
Total Machinery				4,029,733
Passenger Airlines — 2.5%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	3,760,000	3,840,308 (a)(b)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,870,000	1,955,552 (a)(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000	889,190 (b)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	900,000	870,912 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	1,879,347	1,207,481 (a)(e)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,010,000	1,004,635 (a)(b)
Total Passenger Airlines				9,768,078
Trading Companies & Distributors — 1.0%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	1,060,000	1,096,210 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	1,060,000	1,098,424 (a)(b)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,500,000	1,539,830 (a)(b)
Total Trading Companies & Distributors				3,734,464
Transportation Infrastructure — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	400,000	413,108 (a)
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	1,000,000 GBP	1,314,502 (b)(f)
Total Transportation Infrastructure				1,727,610

Total Industrials				51,856,278
Information Technology — 4.9%
Communications Equipment — 2.3%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	868,000	843,956 (a)(b)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	1,120,000	1,180,531 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	5,210,000	5,267,628 (a)(b)
Viasat Inc., Senior Notes	7.500%	5/30/31	2,130,000	1,857,270 (a)
Total Communications Equipment				9,149,385
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	650,000	692,656 (a)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electronic Equipment, Instruments & Components — continued
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	790,000	$825,495 (a)
Total Electronic Equipment, Instruments & Components				1,518,151
IT Services — 0.7%
CoreWeave Inc., Senior Notes	9.250%	6/1/30	710,000	714,119 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	730,000	727,800 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	910,000	940,662 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	480,000 EUR	572,314 (a)
Total IT Services				2,954,895
Software — 1.3%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	2,970,000	3,164,776 (a)(b)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	850,000	868,681 (a)(b)
Open Text Corp., Senior Notes	3.875%	2/15/28	1,000,000	963,460 (a)(b)
Total Software				4,996,917
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	630,000	669,996 (a)(b)

Total Information Technology				19,289,344
Materials — 6.2%
Chemicals — 0.6%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	490,000	514,029 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,690,000	1,701,424 (a)(b)
Total Chemicals				2,215,453
Containers & Packaging — 0.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,073,814	79,865 (a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	3,220,000	1,548,755 (a)(b)
Total Containers & Packaging				1,628,620
Metals & Mining — 5.2%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000	3,541,813 (g)
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	580,000	591,497 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	2,350,000	2,493,258 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	4,520,000	4,712,118 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	5,800,000	5,983,699 (a)(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	3,230,704 (g)
Total Metals & Mining				20,553,089

Total Materials				24,397,162
Real Estate — 1.7%
Diversified REITs — 0.2%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	710,000	738,421 (a)
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	260,000	217,593
Hotel & Resort REITs — 0.7%
Service Properties Trust, Senior Notes	8.875%	6/15/32	2,770,000	2,898,946 (b)
Real Estate Management & Development — 0.5%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	282,021	18,548 (e)(f)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — continued
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	229,134	$5,156 (e)(f)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	301,308	6,026 (e)(f)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	414,893	3,112 (f)(i)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	112,516	1,969 (e)(f)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,450,000	123,250 *(f)(m)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	330,000	353,985 (a)(b)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	1,364,774	1,381,543 (a)
Total Real Estate Management & Development				1,893,589
Specialized REITs — 0.2%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	750,000	771,050 (a)(b)

Total Real Estate				6,519,599
Utilities — 1.5%
Electric Utilities — 1.2%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	510,000	522,336 (a)
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	1,210,000	1,187,725 (f)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	700,000	694,614 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	980,000	1,037,989 (a)(b)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,250,000	1,299,590 (a)(b)
Total Electric Utilities				4,742,254
Independent Power and Renewable Electricity Producers — 0.3%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	970,000	1,014,832 (a)(b)

Total Utilities				5,757,086
Total Corporate Bonds & Notes (Cost — $392,601,148)				413,255,111
Senior Loans — 15.7%
Communication Services — 1.8%
Interactive Media & Services — 0.6%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.958%	10/26/29	329,156	321,312 (h)(n)(o)
X Corp., Term Loan B3	9.500%	10/26/29	1,960,000	1,904,336 (n)(o)
Total Interactive Media & Services				2,225,648
Media — 1.2%
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	2,463,980	2,167,538 (e)(n)(o)
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	10.246%	5/1/29	1,361,160	1,129,334 (h)(n)(o)
Ziggo Financing Partnership, Term Loan I (1 mo. Term SOFR + 2.614%)	6.956%	4/30/28	1,500,000	1,451,460 (h)(n)(o)
Total Media				4,748,332

Total Communication Services				6,973,980
Consumer Discretionary — 3.6%
Automobile Components — 1.4%
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	8.471%	4/6/28	1,968,766	1,907,596 (h)(n)(o)
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.856%	5/6/30	1,492,500	1,494,739 (h)(n)(o)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	1,965,187	$1,928,752 (h)(n)(o)
Total Automobile Components				5,331,087
Diversified Consumer Services — 0.2%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	11.121%	6/25/30	867,246	818,620 (h)(n)(o)
Hotels, Restaurants & Leisure — 2.0%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.106%	9/20/30	987,525	986,523 (h)(n)(o)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.606%	2/6/31	1,278,174	1,278,334 (h)(n)(o)
Fertitta Entertainment LLC, Initial Term Loan B (3 mo. Term SOFR + 3.250%)	7.601%	1/27/29	1,968,210	1,972,097 (h)(n)(o)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.593%	4/14/29	2,227,542	2,235,339 (h)(n)(o)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.356%	3/14/31	1,481,250	1,484,590 (h)(n)(o)
Total Hotels, Restaurants & Leisure				7,956,883

Total Consumer Discretionary				14,106,590
Consumer Staples — 0.9%
Beverages — 0.5%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.546%	3/31/28	1,967,054	1,973,890 (h)(n)(o)
Consumer Staples Distribution & Retail — 0.4%
Froneri International Ltd., Term Loan Facility B4 (6 mo. Term SOFR + 2.000%)	6.197%	9/17/31	1,484,621	1,474,874 (h)(n)(o)

Total Consumer Staples				3,448,764
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 2025 Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.106%	11/22/30	495,016	496,538 (h)(n)(o)

Financials — 3.1%
Banks — 0.4%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.356%	8/2/28	1,473,861	1,477,148 (h)(n)(o)
Capital Markets — 0.7%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	8.946%	11/12/27	917,477	903,288 (h)(n)(o)
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	7.296%	3/5/29	987,500	988,068 (h)(n)(o)
Osaic Holdings Inc., Term Loan B4 (1 mo. Term SOFR + 3.500%)	7.856%	8/17/28	987,544	989,756 (h)(n)(o)
Total Capital Markets				2,881,112
Consumer Finance — 0.5%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.356%	3/12/29	1,801,845	1,811,278 (h)(n)(o)
Financial Services — 0.9%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.296%	1/31/31	1,990,013	1,995,614 (h)(n)(o)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	6.333%	12/15/31	984,536	981,371 (h)(n)(o)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.856%	7/31/31	645,137	$647,115 (h)(n)(o)
Total Financial Services				3,624,100
Insurance — 0.5%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.456%	8/19/28	1,969,620	1,956,778 (h)(n)(o)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust Inc., Term Loan (1 mo. Term SOFR + 2.364%)	6.721%	4/23/26	353,336	353,777 (h)(k)(n)(o)

Total Financials				12,104,193
Health Care — 1.4%
Health Care Equipment & Supplies — 0.5%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.606%	10/23/28	1,834,184	1,837,880 (h)(n)(o)
Health Care Providers & Services — 0.2%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.068%	5/16/31	992,513	992,205 (h)(n)(o)
Health Care Technology — 0.5%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.079%	5/1/31	1,481,306	1,479,306 (h)(n)(o)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	8.058%	12/31/30	79,711	79,512 (h)(n)(o)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	9.170%	12/31/30	660,759	592,826 (h)(n)(o)
Total Health Care Technology				2,151,644
Pharmaceuticals — 0.2%
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.606%	5/5/28	707,438	711,032 (h)(n)(o)

Total Health Care				5,692,761
Industrials — 2.8%
Aerospace & Defense — 0.6%
TransDigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	6.796%	2/28/31	2,468,812	2,478,898 (h)(n)(o)
Building Products — 0.8%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.807%	5/17/28	393,846	298,955 (h)(n)(o)
Quikrete Holdings Inc., New Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.606%	4/14/31	1,477,449	1,478,165 (h)(n)(o)
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	6.606%	2/10/32	1,376,550	1,377,066 (h)(n)(o)
Total Building Products				3,154,186
Commercial Services & Supplies — 0.4%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.206%	5/12/28	1,480,769	1,485,663 (h)(n)(o)
Machinery — 0.7%
TK Elevator Midco GmbH, USD Term Loan B (6 mo. Term SOFR + 3.000%)	7.197%	4/30/30	2,462,734	2,479,049 (h)(n)(o)
Passenger Airlines — 0.3%
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 2.000%)	6.351%	2/22/31	1,208,872	1,215,068 (h)(n)(o)

Total Industrials				10,812,864
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 1.8%
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.356%	7/2/29	1,291,044	$1,296,208 (h)(n)(o)
Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments Inc., 2025 Dollar Term Loan B (1 mo. Term SOFR + 2.000%)	6.353%	8/17/29	1,237,188	1,239,198 (h)(n)(o)
Software — 1.2%
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.356%	2/19/29	500,000	450,000 (h)(n)(o)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.808%	7/1/31	823,775	809,503 (h)(n)(o)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	3,330,000	3,353,194 (n)(o)
Total Software				4,612,697

Total Information Technology				7,148,103
Sovereign Bonds — 0.2%
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan A2 (6 mo. Term SOFR + 5.450%)	9.584%	4/29/31	700,000	689,500 (h)(j)(k)(n)(o)

Total Senior Loans (Cost — $62,030,190)				61,473,293
Sovereign Bonds — 11.5%
Angola — 0.5%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	2,200,000	2,062,157 (a)
Argentina — 0.9%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	2,015,383	1,433,441 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	350,000	347,375 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,640,000	1,566,200 (a)
Total Argentina				3,347,016
Bahamas — 0.8%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	2,060,000	2,181,540 (a)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,030,000	1,013,382 (a)
Total Bahamas				3,194,922
Bahrain — 0.6%

Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	2,750,000	2,374,448 (a)
Brazil — 0.3%

Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	1,500,000	1,335,225 (b)
Chile — 0.2%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	800,000	594,072
Colombia — 0.5%

Colombia Government International Bond, Senior Notes	4.125%	2/22/42	2,670,000	1,763,108 (b)
Costa Rica — 0.1%

Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000	477,333 (a)
Dominican Republic — 0.8%

Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	3,330,000	3,185,645 (a)
Ecuador — 0.1%

Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	540,000	339,795 (a)
Egypt — 0.7%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	1,000,000	982,919 (a)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Egypt — continued
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,038,000	$1,926,939 (f)
Total Egypt				2,909,858
Guatemala — 0.1%

Guatemala Government Bond, Senior Notes	5.375%	4/24/32	200,000	197,010 (a)
Indonesia — 0.3%

Indonesia Treasury Bond	6.875%	4/15/29	21,000,000,000 IDR	1,307,996
Ivory Coast — 0.8%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	446,945	429,703 (a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,750,000	2,554,301 (a)
Total Ivory Coast				2,984,004
Jordan — 0.6%

Jordan Government International Bond, Senior Notes	5.850%	7/7/30	2,540,000	2,471,718 (a)
Kenya — 0.4%

Republic of Kenya Government International Bond, Senior Notes	9.500%	3/5/36	1,500,000	1,446,876 (a)
Mexico — 0.3%

Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,500,000	1,295,730 (b)
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	1,000,000	1,003,472 (f)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,130,000	1,003,252 (f)
Total Nigeria				2,006,724
Oman — 0.2%

Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000	818,132 (a)
Panama — 0.5%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,110,000	1,622,189 (b)
Panama Government International Bond, Senior Notes	4.500%	5/15/47	500,000	352,025 (b)
Total Panama				1,974,214
Philippines — 0.0%††

Philippine Government International Bond, Senior Notes	3.200%	7/6/46	200,000	141,773
Qatar — 0.1%

Qatar Government International Bond, Senior Notes	3.750%	4/16/30	200,000	196,400 (a)
Saudi Arabia — 0.2%

Saudi Government International Bond, Senior Notes	3.250%	10/26/26	700,000	691,021 (a)
South Africa — 0.3%

Republic of South Africa Government International Bond, Senior Notes	6.250%	3/8/41	1,500,000	1,309,984 (b)
Turkey — 0.8%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	1,400,000	1,378,626
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	2,400,000	1,717,576 (b)
Total Turkey				3,096,202
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,726	9,753 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,450	29,210 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 2/1/27 then 6.000%)	1.750%	2/1/34	75,885	38,458 (a)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,450	$30,541 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 2/1/27 then 6.000%)	1.750%	2/1/35	132,798	68,081 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,542	25,451 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 2/1/27 then 6.000%)	1.750%	2/1/36	170,740	84,539 (a)
Total Ukraine				286,033
United Arab Emirates — 0.2%

Abu Dhabi Government International Bond, Senior Notes	3.125%	10/11/27	850,000	834,051 (a)
Uruguay — 0.6%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	89,000,000 UYU	2,393,640

Total Sovereign Bonds (Cost — $40,875,174)				45,035,087
Asset-Backed Securities — 7.1%
AIMCO CLO Ltd., 2024-22A E (3 mo. Term SOFR + 6.500%)	10.825%	4/19/37	1,500,000	1,529,725 (a)(h)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.988%	1/25/38	1,260,000	1,274,484 (a)(h)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.645%	4/20/35	490,000	489,409 (a)(h)
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	7.979%	4/15/34	540,000	541,770 (a)(h)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.419%	10/23/34	650,000	647,398 (a)(h)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	10.075%	1/20/38	850,000	862,315 (a)(h)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.268%	7/15/37	1,170,000	1,189,849 (a)(h)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	7.468%	7/25/37	500,000	500,955 (a)(h)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	9.075%	4/19/35	470,000	469,902 (a)(h)
Dryden CLO Ltd., 2024-119A E (3 mo. Term SOFR + 7.000%)	11.318%	4/15/36	2,000,000	2,028,030 (a)(h)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.898%	1/25/38	1,200,000	1,192,225 (a)(h)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	14.999%	10/20/37	1,520,000	1,514,090 (a)(h)
HalseyPoint CLO Ltd., 2020-3A D1R (3 mo. Term SOFR + 4.300%)	8.610%	7/30/37	780,000	788,892 (a)(h)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.175%	1/20/37	630,000	628,086 (a)(h)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.568%	7/25/34	580,000	581,450 (a)(d)(h)
Magnetite Ltd., 2019-24A ER (3 mo. Term SOFR + 6.400%)	10.718%	4/15/35	300,000	303,038 (a)(h)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	9.018%	1/25/38	1,610,000	1,600,816 (a)(h)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.218%	1/25/37	990,000	979,343 (a)(h)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.701%	10/18/35	760,000	763,905 (a)(d)(h)
Nyack Park CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.062%)	7.387%	10/20/34	1,000,000	1,003,080 (a)(h)
Ocean Trails CLO Ltd., 2022-12A ER (3 mo. Term SOFR + 7.500%)	11.825%	7/20/35	700,000	704,547 (a)(h)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.665%	1/20/38	1,420,000	1,442,524 (a)(h)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.775%	4/20/37	1,000,000	1,003,678 (a)(h)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.275%	7/20/37	310,000	312,527 (a)(h)
Palmer Square Loan Funding Ltd., 2022-3A DR (3 mo. Term SOFR + 5.900%)	10.218%	4/15/31	2,000,000	2,014,496 (a)(h)
Sycamore Tree CLO Ltd., 2024-5A E (3 mo. Term SOFR + 7.490%)	11.815%	4/20/36	1,000,000	1,008,225 (a)(h)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.629%	4/18/37	290,000	293,251 (a)(h)
Venture CLO Ltd., 2021-43A D (3 mo. Term SOFR + 3.732%)	8.049%	4/15/34	1,250,000	1,215,808 (a)(h)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.825%	4/20/37	1,150,000	$1,158,181 (a)(h)

Total Asset-Backed Securities (Cost — $27,664,527)				28,041,999
Collateralized Mortgage Obligations(p) — 7.1%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.463%	9/15/34	1,000,000	966,149 (a)(h)
BANK, 2021-BN35 H	1.662%	6/15/64	890,000	337,468 (a)(h)
BANK, 2021-BN35 K	1.662%	6/15/64	1,846,154	614,181 (a)(h)
BANK, 2022-BNK41 E	2.500%	4/15/65	2,100,000	1,365,947 (a)
BANK, 2022-BNK43 D	3.000%	8/15/55	2,250,000	1,632,319 (a)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.030%	5/15/34	1,431,159	1,437,073 (a)(h)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	8.032%	4/15/40	1,400,000	1,405,272 (a)(h)
BX Trust, 2021-ARIA E (1 mo. Term SOFR + 2.359%)	6.701%	10/15/36	1,650,000	1,649,086 (a)(h)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	600,000	428,940 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	400,000	385,888 (a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.240%	8/15/48	490,000	421,240 (h)
Extended Stay America Trust, 2021-ESH F (1 mo. Term SOFR + 3.814%)	8.156%	7/15/38	1,063,583	1,066,141 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	10.600%	10/25/33	1,430,000	1,773,187 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	8.350%	1/25/44	2,000,000	2,085,700 (a)(h)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.675%	3/15/41	1,000,000	996,680 (a)(h)
GS Mortgage Securities Corp. II, 2024-70P E	8.965%	3/10/41	1,500,000	1,559,256 (a)(h)
KIND Trust, 2021-KIND C (1 mo. Term SOFR + 1.864%)	6.210%	8/15/38	1,487,782	1,469,376 (a)(h)
Life Mortgage Trust, 2021-BMR F (1 mo. Term SOFR + 2.464%)	6.806%	3/15/38	1,176,000	1,161,933 (a)(h)
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	7.057%	4/15/38	1,200,000	1,202,374 (a)(h)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.570%	12/15/48	970,000	883,204 (h)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	1,020,000	919,887
SLG Office Trust, 2021-OVA F	2.851%	7/15/41	2,119,000	1,687,790 (a)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	6.292%	1/15/39	1,500,000	1,489,090 (a)(h)
WB Commercial Mortgage Trust, 2024-HQ D	8.011%	3/15/40	1,050,000	1,050,008 (a)(h)

Total Collateralized Mortgage Obligations (Cost — $26,486,511)				27,988,189
Convertible Bonds & Notes — 0.6%
Communication Services — 0.4%
Media — 0.4%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	1,306,604	1,657,427 (e)

Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
NCL Corp. Ltd., Senior Notes	1.125%	2/15/27	620,000	652,550

Industrials — 0.0%††
Aerospace & Defense — 0.0%††
AeroVironment Inc., Senior Notes	0.000%	7/15/30	99,000	111,464
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	37,080	$556 (f)

Total Convertible Bonds & Notes (Cost — $2,179,137)				2,421,997
			Shares
Preferred Stocks — 0.6%
Financials — 0.6%
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.276%		49,756	1,267,783 (h)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		15,711	359,782 (h)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.902%		28,683	703,594 (h)

Total Preferred Stocks (Cost — $2,317,413)				2,331,159
Common Stocks — 0.3%
Consumer Discretionary — 0.2%
Diversified Consumer Services — 0.2%
WW International Inc.			16,972	718,085 *

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC			422	1,726 *(j)(q)
Spirit Aviation Holdings Inc.			72,692	297,310 *

Total Industrials				299,036
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			103,724	1,694 *(j)

Total Common Stocks (Cost — $1,469,877)				1,018,815
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $628,730)		3/12/30	51,648	211,240 *(a)(j)(q)
Total Investments before Short-Term Investments (Cost — $556,252,707)				581,776,890
	Rate		Shares
Short-Term Investments — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $288,528)	4.268%		288,528	288,528 (r)(s)
Total Investments — 148.3% (Cost — $556,541,235)				582,065,418
Liabilities in Excess of Other Assets — (48.3)%				(189,576,104)
Total Net Assets — 100.0%				$392,489,314

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	The coupon payment on this security is currently in default as of July 31, 2025.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(h)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Security has no maturity date. The date shown represents the next call date.
(j)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(k)	Security is valued using significant unobservable inputs (Note 1).
(l)	Value is less than $1.
(m)	The maturity principal is currently in default as of July 31, 2025.
(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Restricted security (Note 3).
(r)	Rate shown is one-day yield as of the end of the reporting period.
(s)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $288,528 and the cost was $288,528 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset High Income Fund II Inc.
At July 31, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.750%	5/15/2025	8/13/2025	$5,924,071	Corporate Bonds & Notes	$6,418,370
Deutsche Bank AG	4.750%	6/25/2025	9/25/2025	6,676,812	Corporate Bonds & Notes	7,464,755
Deutsche Bank AG	4.970%	5/15/2025	8/13/2025	3,883,054	Corporate Bonds & Notes	4,657,312
Deutsche Bank AG	5.000%	6/25/2025	9/25/2025	4,197,452	Corporate Bonds & Notes	4,733,419
Goldman Sachs Group Inc.	5.000%	12/20/2024	TBD***	2,220,207	Corporate Bonds & Notes	3,270,273
Royal Bank of Canada	4.680%	7/30/2025	8/27/2025	6,244,606	Corporate Bonds & Notes	6,607,494
				$29,146,202		$33,151,623

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of July 31, 2025.

At July 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,022,794	USD	1,202,131	Citibank N.A.	10/16/25	$(28,903)
EUR	1,562,925	USD	1,838,485	Goldman Sachs Group Inc.	10/16/25	(45,682)
EUR	2,566,426	USD	3,023,472	Goldman Sachs Group Inc.	10/16/25	(79,574)
USD	4,552,826	GBP	3,334,012	Goldman Sachs Group Inc.	10/16/25	146,497
USD	7,669,386	EUR	6,489,421	JPMorgan Chase & Co.	10/16/25	225,492
Net unrealized appreciation on open forward foreign currency contracts						$217,830

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At July 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$2,715,000	6/20/30	5.000% quarterly	$196,084	$149,377	$46,707

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$62,105,058	$834,854	$62,939,912
Financials	—	47,508,123	0 *	47,508,123
Health Care	—	36,007,512	0 *	36,007,512
Other Corporate Bonds & Notes	—	266,799,564	—	266,799,564
Senior Loans:
Financials	—	11,750,416	353,777	12,104,193
Sovereign Bonds	—	—	689,500	689,500
Other Senior Loans	—	48,679,600	—	48,679,600
Sovereign Bonds	—	45,035,087	—	45,035,087
Asset-Backed Securities	—	28,041,999	—	28,041,999
Collateralized Mortgage Obligations	—	27,988,189	—	27,988,189
Convertible Bonds & Notes	—	2,421,997	—	2,421,997
Preferred Stocks	$2,331,159	—	—	2,331,159
Common Stocks:
Consumer Discretionary	718,085	—	—	718,085
Industrials	297,310	1,726	—	299,036
Real Estate	—	1,694	—	1,694
Warrants	—	211,240	—	211,240
Total Long-Term Investments	3,346,554	576,552,205	1,878,131	581,776,890
Short-Term Investments†	288,528	—	—	288,528
Total Investments	$3,635,082	$576,552,205	$1,878,131	$582,065,418
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$371,989	—	$371,989
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	46,707	—	46,707
Total Other Financial Instruments	—	$418,696	—	$418,696
Total	$3,635,082	$576,970,901	$1,878,131	$582,484,114

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$154,159	—	$154,159

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$722,961	$23,816,233	23,816,233	$24,250,666	24,250,666

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$16,234	—	$288,528
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 7/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	422	3/25	$5,137	$1,726	$4.09	0.00%(a)
Spirit Airlines LLC, Warrants	51,648	3/25	628,730	211,240 (b)	4.09	0.05
			$633,867	$212,966		0.05%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset High Income Fund II Inc. 2025 Quarterly Report